RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

As of September 30, 2022, the Company leases 12 scrap yard facilities by an entity controlled by the Company’s Chief Executive Officer. On April 1, 2022, the Company entered into amendments to the leases for its Kelford and Carrolton yards, increasing the monthly rent payments by an aggregate of $50,000 per month for use of an automotive shredder and downstream processing system, respectively, being installed on those properties, increasing by 3% on January 1st of every year for the duration of the leases. On September 1, 2022, the Company terminated the lease for its Portsmouth yard on account of the Company purchasing the land underlying the lease, reducing the lease payment by $11,200 per month.

During the three months ended September 30, 2022, the Company paid rents of $670,938 to an entity controlled by the Company’s Chief Executive Officer. During the nine months ended September 30, 2022, the Company paid rents of $1,854,814 to an entity controlled by the Company’s Chief Executive Officer. Additionally, during the nine months ended September 30, 2022, the Company paid $122,866 in accrued rents owed to an entity controlled by the Company’s Chief Executive Officer at December 31, 2021. As of September 30, 2022, the Company owed $14,981 in accrued rent to an entity controlled by the Company’s Chief Executive officer. See Note 15 – Leases.

During the nine months ended September 30, 2022, the Company purchased equipment for $152,500 from an entity controlled by the spouse of the Chief Executive Officer. During the nine months ended September 30, 2022, the Company purchased equipment for $20,000 from an entity controlled by the Chief Executive Officer.

NOTE 18 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2021 and 2020, the Company received aggregate advances of $2,957 and $3,696 and repaid an aggregate of $6,144 and $509, respectively, to the Company’s former Chief Executive Officer.

The advances were non-interest bearing and due on demand. As of December 31, 2021, the Company owed $0 in advances to the Company’s former Chief Executive Officer (See Note 6).

On December 16, 2021, the Company’s former Chief Executive Officer forfeited his 1,000 shares of Series C Preferred Stock for no consideration.

As of December 31, 2021, the Company leases 11 scrap yard facilities by an entity controlled by the Company’s Chief Executive Officer. During the year ended December 31, 2021, the Company paid rents of $477,140 to an entity controlled by the Company’s Chief Executive Officer, of which $122,866 was owed at December 31, 2021. See Note 15 – Leases.

During the year ended December 31, 2021, the Company’s Chief Executive Officer was reimbursed $224,660 for expenses made on behalf the Company. Further, during the year ended December 31, 2021 and 2020, the Company’s Chief Executive Officer advanced $24,647 and $20,520 to the Company and was repaid $59,103 and $0, respectively (See Note 6).

On September 30, 2021, the Company authorized the issuance of 500 shares of Series Z Preferred Stock, par value $0.001 per share. The Series Z Preferred Stock has a $20,000 stated value per share and all 500 Series Z preferred shares, in aggregate, are convertible into 19.98% of the issued and outstanding common shares of the Company (post conversion). The conversion rate is applicable on a pro rata basis to each share of Series Z Preferred Stock upon conversion. This anti-dilutive conversion feature is in effect until such time an S-1 Registration Statement is declared effective by the SEC in conjunction with a NASDAQ listing. On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867. The note bears interest of 8% per annum and is due within three days of the Company’s next closing of equity financing of $3,000,000 or more. The proceeds received were allocated to the debt and equity on a relative fair value basis. Accordingly, debt discount of $867,213 was recognized with a corresponding increase in additional paid-in capital. Since the due date is contingent upon a future event, the entire debt discount was amortized to interest expense immediately.

On December 15, 2020, the Company entered into a settlement agreement (the “Settlement Agreement”) with JDE Development, LLC (“JDE”), a Florida limited liability company wholly-owned and managed by Jesus Quintero, the Company’s former Chief Financial Officer, in connection with the outstanding sum of $89,143 due to JDE for the services of Jesus Quintero as the Chief Financial Officer of the Company pursuant to that certain CFO Services Agreement entered into as of April 1, 2018, by and between the Company and Jesus Quintero. Pursuant to the Settlement Agreement, the Company agreed to pay JDE $25,000 (the “Cash Settlement”) and to enter into a convertible note with JDE in the principal amount of $64,143 (the “Note”). In addition, both parties agreed, on behalf of themselves, their past and present shareholders, members, directors, employees, managers, parents, affiliates, subsidiaries, principals, officers, related entities, assigns and successors, to irrevocably and fully release each other, and their respective past and present shareholders, members, directors, employees, managers, parents, affiliates, subsidiaries, principals, officers, related entities, assigns and successors, from any and all claims and causes of action, suits, debts, dues, sums of money, accounts, reckonings, bonds, bills specialties, covenants, contracts, controversies, agreements, promises, variances, trespasses, damages, judgments, extents, executions, claims and demands whatsoever at law or in equity, upon or by reason of any matter, cause or thing of any nature whatsoever, including but not limited to claims related to sums payable by the Company to JDE. In accordance with the Settlement Agreement, (i) on December 23, 2020, the Company paid JDE the Cash Settlement, and (ii) on December 15, 2020, the Company entered into the Note with JDE for a principal amount of $64,143. The Note had a maturity date of June 15, 2021 and accrued interest at a rate of 12% per annum. The holder has the right to convert the Outstanding Balance of the Note at any time into shares of common stock of the Company at a conversion price of $0.90 per share, subject to adjustment. In the event of default, the conversion price shall be 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 days prior to the conversion date. The shares of Series Y Preferred Stock are not convertible to the extent that (i) the Company’s Certificate of Incorporation has not been amended to increase the number of authorized shares of Common Stock of the Company, or (ii) the holder (together with such holder’s affiliates) would beneficially own in excess of 4.99% of the shares of Common Stock outstanding immediately after giving effect to such conversion (which provision may be increased to a maximum of 9.99% by the holder by written notice from such holder to the Company, which notice shall be effective 61 calendar days after the date of such notice). As a result of the beneficial conversion feature of the Note, debt discount of $64,143 was recognized with a corresponding increase in additional paid-in capital. On December 24, 2020, the holder converted $64,143 of principal into 3.20716 shares of Series Y preferred shares having a stated value of $64,143, resulting in a reduction in debt discount by $60,971 and a loss on settlement of $60,971. As of December 31, 2020, the remaining carrying value of the Note was $0, net of debt discount of $0. As of December 31, 2021 and 2020, accrued interest payable of $0 and $0, respectively, was outstanding on the Note (See Note 10).